EBook Settlement - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Apr. 29, 2017	Apr. 30, 2016
Loss Contingencies [Line Items]
Redemptions receivable from Apple	$ 2,478	$ 53,809
Apple Inc | Antitrust Lawsuit on Price of Digital Books
Loss Contingencies [Line Items]
Credit settlement amount	95,707
Redemptions receivable from Apple	2,478
Customer redemptions liability	60,844
Activated credit amount	59,232
Credit redeemed	$ 52,687